Subsequent Events (Details) - USD ($)						6 Months Ended	12 Months Ended
	Jul. 28, 2025	Jul. 11, 2025	Feb. 11, 2025	Dec. 22, 2021	Apr. 30, 2021	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025	Mar. 18, 2025	Feb. 28, 2025	Feb. 21, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Total convertible notes payable							$ 13,300,000
Common stock per share (in Dollars per share)						$ 0.0001	$ 0.0001							$ 0.0001
Common stock shares issued (in Shares)						5,604,651	5,604,651							5,604,651
Common stock shares outstanding (in Shares)						5,604,651	5,604,651							5,604,651
Vested options outstanding and exercisable						2,364,814
Percentage of volume-weighted average price						97.00%
Maximum purchase price value						$ 5,000,000
Percentage of average daily traded value						100.00%
Trading days						5 days
Percentage of outstanding common stock						19.90%
Percentage of ownership outstanding rate						9.99%
Purchase of common stock (in Shares)						900,000
Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable						$ 19,500,000
Senior secured convertible promissory notes						19,533,000	$ 18,419,000						$ 17,348,000	$ 16,316,000	$ 13,981,000
Senior Convertibles Notes [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable						$ 27,900,000
NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Common stock per share (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred stock shares outstanding (in Shares)
Common stock shares issued (in Shares)						5,193,750	5,193,750							5,193,750
Common stock shares outstanding (in Shares)						5,193,750	5,193,750							5,193,750
Preferred Stock, Shares Issued (in Shares)
Percentage of original issue discount			10.00%
Payable in cash							$ 100,000
Percentage of non-redeeming public shareholders							100.00%
Tax expenses												$ 23,200
NorthView Acquisition Corp [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Earnout revenue								$ 30,000
NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 20,000,000
Senior secured convertible promissory notes			22,222,222
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)						6,984,666
Common Stock [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)				450,000	5,175,000
Common stock shares outstanding (in Shares)						738,075	738,075
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock shares outstanding (in Shares)						17,863,934
Merger Agreement [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock aggregate value						$ 255,958,617
Common stock shares issued (in Shares)						25,595,862
Securities Purchase Agreement [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Purchase price			11,000,000
Senior secured convertible promissory notes			12,222,222
Dissolution Expense Waiver [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Payable in cash							$ 100,000
No Redemption Scenario [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of non-redeeming public shareholders							100.00%
Sponsor [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Common stock aggregate value					$ 25,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable									$ 800,000		$ 800,000
Preferred stock shares outstanding (in Shares)		17,863,934
Common stock shares issued (in Shares)		477,284
Shares allocated to merger consideration (in Shares)		2,901,833
Purchase price	$ 5,000,000
Percentage of average daily traded value of common stock	100.00%
Number of trading days	5 years
Net proceeds from sales	$ 5,000,000
Purchase of share						$ 1,000,000
Aggregate purchase price amount	100,000,000
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable		$ 19,600,000
Converted price per share (in Dollars per share)		$ 10
Incentive equity value of converted share amount		$ 29,018,330
Subsequent Event [Member] | Senior Convertibles Notes [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable		$ 20,800,000
Converted shares (in Shares)		5,189,138
Converted price per share (in Dollars per share)		$ 4
Subsequent Event [Member] | Nonrecourse Promissory Notes [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable		$ 2.3
Subsequent Event [Member] | Senior Convertible Bridge Notes [Member]
Subsequent Events (Details) [Line Items]
Total convertible notes payable		$ 2,850,000
Converted shares (in Shares)		1,277,162
Converted price per share (in Dollars per share)		$ 2.22
Purchase price		$ 3,100,000
Repaid in cash		$ 250,000
Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares)		5,542,261
Converted price per share (in Dollars per share)		$ 0.5
Purchase price		$ 2,800,000
Subsequent Event [Member] | Senior Secured Note [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares)		5,542,261
Subsequent Event [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Common stock shares outstanding (in Shares)										5,348,311
Tax expenses												$ 23,400
Subsequent Event [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Purchase price			20,000,000
Senior secured convertible promissory notes			$ 22,222,222
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)		6,984,666
Common stock shares outstanding (in Shares)		1,938,392
Subsequent Event [Member] | Profusa Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued (in Shares)		241,567
Preferred Stock, Shares Issued (in Shares)		6,178,315
Subsequent Event [Member] | Merger Agreement [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Converted equity valuation amount		$ 155,000,000
Common stock per share (in Dollars per share)		$ 10
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Purchase price	$ 100,000,000
Percentage of lowest volume-weighted average price	97.00%
Subsequent Event [Member] | Sponsor [Member] | Senior Secured Note [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares)		710,220
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Common stock per share (in Dollars per share)			$ 0.0001
Common stock shares issued (in Shares)			15,000,000
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Purchase price			$ 5,000,000
Senior secured convertible promissory notes			$ 5,555,555
New Profusa Common Stock [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Converted shares (in Shares)		2,801,697
Converted price per share (in Dollars per share)		$ 7
Maximum [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares outstanding (in Shares)						5,604,651
Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net proceeds from sales	$ 5,000,000
Minimum [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock shares outstanding (in Shares)						1,380,015
Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net proceeds from sales	$ 5,000,000
Consummation of Business Combination [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage		100.00%